NET LOSS FROM CONTINUING OPERATIONS - Schedule of Employee Benefits Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Short-term employee benefits	$ 55,870	$ 67,029	$ 64,761
Defined contribution plans	2,218	2,667	2,719
Termination benefits	1,108	2,736	94
Share-based payments	2,310	11,644	26,324
Total employee benefits expense	61,506	84,076	93,898
Costs of revenues
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	26,473	31,597	26,418
Sales and marketing
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	6,571	12,293	15,532
General and administrative
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	11,132	14,751	23,816
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	$ 17,330	$ 25,435	$ 28,132